Note 17 - Regulatory Capital	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Regulatory Capital Requirements under Banking Regulations [Text Block]
NOTE
1
7
Regulatory
Capital
T
he Company and the Bank are subject to the regulatory requirements of the Basel III capital reforms. The Basel III requirements, among other things, (i) apply a strengthened set of capital requirements to the Bank (the Company is exempt, pursuant to the Small Bank Holding Company Policy Statement (Policy Statement) described below), including requirements relating to common equity as a component of core capital, (ii) implement a “capital conservation buffer” against risk and a higher minimum Tier
1
capital requirement, and (iii) revise the rules for calculating risk-weighted assets for purposes of such requirements. The rules made corresponding revisions to the prompt corrective action framework and include capital ratios and buffer requirements which are being phased in incrementally, with full implementation scheduled for
January 1, 2019.
Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

T
he FRB amended its Policy Statement, to exempt small bank holding companies from the above capital requirements, by raising the asset size threshold for determining applicability from
$500
million to
$1
billion. The Policy Statement was also expanded to include savings and loan holding companies that meet the Policy Statement’s qualitative requirements for exemption. The Company met the qualitative exemption requirements, and therefore, is exempt from the above capital requirements.

Quantitative measures established by regulations to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the following table and defined in the regulation) of Common Equity Tier
1
capital to risk weighted assets, Tier
1
capital to adjusted total assets, Tier
1
capital to risk weighted assets, and total capital to risk weighted assets.

At
December 31,
20
17
and
2016,
the Bank's capital amounts and ratios are presented for actual capital, required capital and excess capital including amounts and ratios in order to qualify as being well capitalized under the prompt corrective action regulations:

	Actual		Required to be Adequately Capitalized		Excess Capital		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Percent of Assets (1)	Amount	Percent of Assets (1)	Amount	Percent of Assets (1)	Amount	Percent of Assets (1)
December 31, 201 7
C ommon equity T ier 1 capital	$76,279	12.45%	$27,561	4.50%	$48,718	7.95%	$39,810	6.50%
Tier 1 leverage	76,279	10.68	28,569	4.00	47,710	6.68	35,711	5.00
Tier 1 r isk-based capital	76,279	12.45	36,748	6.00	39,531	6.45	48,997	8.00
To tal risk-based capital	83,957	13.71	48,997	8.00	34,960	5.71	61,246	10.00

December 31, 2016
Common equity T ier 1 capital	$77,634	13.42%	$26,032	4.50%	$51,602	8.92%	$37,601	6.50%
Tier 1 leverage	77,634	11.55	26,876	4.00	50,758	7.55	33,595	5.00
Tier 1 risk-based capital	77,634	13.42	34,709	6.00	42,925	7.42	46,278	8.00
Total risk-based capital	84,900	14.68	46,278	8.00	38,622	6.68	57,848	10.00

(1) Based upon the Bank’s adjusted total assets for the purpose of the Tier 1 leverage capital ratio and risk-weighted assets for the purpose of the risk-based capital ratios.

T
he Bank must maintain a capital conservation buffer composed of common equity Tier
1
capital above its minimum risk-based capital requirements in order to avoid limitations on capital distributions, including dividend payments and certain discretionary bonus payments to executive officers. For
2017,
the capital conservation buffer was
1.25%.
The buffer amount will increase incrementally each year until
2019
when the entire
2.50%
capital conservation buffer will be fully phased in.

Management believes that, as of
December 31,
201
7,
the Bank’s capital ratios were in excess of those quantitative capital ratio standards applicable on that date, set forth under the prompt corrective action regulations, including the capital conservation buffer described above. However, there can be no
assurance that the Bank will continue to maintain such status in the future. The Office of the Comptroller of the Currency has extensive discretion in its supervisory and enforcement activities, and can further adjust the requirement to be well-capitalized in the future.